CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Third Party [Member] USD ($)	Dec. 31, 2014 Third Party [Member] CNY	Dec. 31, 2013 Third Party [Member] CNY	Dec. 31, 2012 Third Party [Member] CNY	Dec. 31, 2014 Related Party [Member] USD ($)	Dec. 31, 2014 Related Party [Member] CNY	Dec. 31, 2013 Related Party [Member] CNY	Dec. 31, 2012 Related Party [Member] CNY	Dec. 31, 2014 Forward Contracts [Member] USD ($)	Dec. 31, 2014 Forward Contracts [Member] CNY	Dec. 31, 2013 Forward Contracts [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2014 Convertible Senior Notes and Capped Call Options [Member] USD ($)	Dec. 31, 2014 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2013 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2012 Convertible Senior Notes and Capped Call Options [Member] CNY
Revenues	$ 1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449	$ 1,608,157,101	9,977,971,551	6,286,827,429	4,593,412,818	$ 89,788	557,097	792,011,086	201,355,631
Cost of revenues	(1,247,217,945)	(7,738,488,461)	(5,641,487,108)	(4,562,531,334)
Gross profit	361,028,944	2,240,040,187	1,437,351,407	232,237,115
Selling and marketing	(123,942,084)	(769,011,055)	(492,625,584)	(343,407,116)
General and administrative	(68,316,730)	(423,877,983)	(230,125,455)	(760,807,250)
Provision for advance to suppliers	(434,332)	(2,694,857)		(227,073,440)
Impairment of long-lived assets	(1,002,023)	(6,217,151)	(3,573,248)	(65,476,299)
Research and development	(17,185,170)	(106,627,106)	(65,481,728)	(68,960,214)
Total operating expenses	(210,880,339)	(1,308,428,152)	(791,806,015)	(1,465,724,319)
Income/(Loss) from operations	150,148,605	931,612,035	645,545,392	(1,233,487,204)
Interest expenses, net	(46,363,610)	(287,667,652)	(223,376,902)	(221,719,806)
Convertible senior notes issuance costs	(4,198,962)	(26,052,881)
Subsidy income	8,023,937	49,785,321	7,583,102	40,902,610
Exchange loss	(23,701,434)	(147,057,916)	(38,468,031)	(36,472,691)
Other income/(loss), net	(272,733)	(1,692,199)	6,871,869	4,263,521
Change in fair value		63,386,902	(164,516,127)	(106,203,805)									(115,195)	(714,742)	48,390,446	(9,043,079)	10,331,310	64,101,644	(212,906,573)	(97,160,726)
Income/(Loss) before income taxes	93,851,918	582,313,610	233,639,303	(1,552,717,375)
Income tax benefit/(expenses)	21,650,714	134,334,023	(18,532,376)	8,917,648
Equity in (loss)/ income of affiliated companies	1,539,066	9,549,289	(25,614,963)	(16,291)
Net (loss)/income	117,041,698	726,196,922	189,491,964	(1,543,816,018)
Less: Net (loss)/income attributable to the non-controlling interests	137,183	851,167	1,480,139	(1,393,950)
Less: Accretion to redemption value of redeemable non-controlling interests	8,432,566	52,320,700
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 108,471,949	673,025,055	188,011,825	(1,542,422,068)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share -
Basic	$ 0.88	5.47	2.00	(17.38)
Diluted	$ 0.62	3.86	1.96	(17.38)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS -
Basic	$ 3.52	21.88	8.00	(69.52)
Diluted	$ 2.48	15.44	7.84	(69.52)
Weighted average ordinary shares outstanding -
Basic	122,980,870	122,980,870	94,018,394	88,752,706
Diluted	153,786,531	153,786,531	96,035,985	88,752,706